Quarterly Report
March 31, 2024
MFS®  Utilities Series
MFS® Variable Insurance Trust
VUF-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Energy - Renewables – 4.3%
AES Corp.	527,871	$9,464,727
EDP Renovaveis S.A.	2,074,432	28,075,720
Orsted A/S (a)	139,570	7,858,121
		$45,398,568
Natural Gas - Distribution – 2.7%
Atmos Energy Corp.	151,827	$18,047,676
China Resources Gas Group Ltd.	1,844,500	5,879,758
Southwest Gas Holdings, Inc.	69,219	5,269,642
		$29,197,076
Telecommunications - Wireless – 6.7%
Cellnex Telecom S.A.	853,202	$30,164,028
Rogers Communications, Inc., “B”	290,132	11,887,583
SBA Communications Corp., REIT	136,265	29,528,626
		$71,580,237
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	380,029	$5,604,621
Utilities - Electric Power – 82.9%
Alliant Energy Corp.	560,954	$28,272,082
Ameren Corp.	520,373	38,486,787
American Electric Power Co., Inc.	370,082	31,864,060
CenterPoint Energy, Inc.	297,473	8,475,006
Constellation Energy	287,282	53,104,078
Dominion Energy, Inc.	1,125,542	55,365,411
DTE Energy Co.	449,052	50,356,691
E.ON SE	570,685	7,933,081
Edison International	607,072	42,938,203
Enel S.p.A.	3,625,023	23,930,526
Energias de Portugal S.A. (a)	3,310,683	12,893,945
Equatorial Energia S.A.	765,200	4,966,156
Evergy, Inc.	277,409	14,808,092
Exelon Corp.	275,727	10,359,065
Iberdrola S.A.	439,091	5,445,334
National Grid PLC	1,518,069	20,424,885
NextEra Energy, Inc.	1,988,140	127,062,028
PG&E Corp.	4,071,450	68,237,502
Pinnacle West Capital Corp.	228,757	17,095,011
Portland General Electric Co.	365,693	15,359,106
PPL Corp.	1,459,396	40,177,172
Public Service Enterprise Group, Inc.	246,979	16,493,258
RWE AG	1,009,883	34,276,053
Sempra Energy	622,366	44,704,550
Southern Co.	721,396	51,752,949
SSE PLC	1,137,711	23,693,368
Xcel Energy, Inc.	619,473	33,296,674
		$881,771,073
Utilities - Water – 1.4%
United Utilities Group PLC	326,406	$4,239,205
Veolia Environnement S.A.	315,071	10,241,618
		$14,480,823
Total Common Stocks		$1,048,032,398

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.38% (v)	8,553,246	$8,554,957

Other Assets, Less Liabilities – 0.7%		7,620,355
Net Assets – 100.0%		$1,064,207,710
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,554,957 and $1,048,032,398, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	42,841	CAD	57,943	BNP Paribas S.A.	4/19/2024	$54
USD	21,107	CAD	28,367	Morgan Stanley Capital Services, Inc.	4/19/2024	159
USD	8,594,119	CAD	11,580,771	State Street Bank Corp.	4/19/2024	42,337
USD	131,020,349	EUR	120,081,522	Deutsche Bank AG	4/19/2024	1,388,003
USD	130,564	EUR	119,477	Morgan Stanley Capital Services, Inc.	4/19/2024	1,585
USD	111,834	EUR	102,739	State Street Bank Corp.	4/19/2024	924
USD	681,162	EUR	625,179	UBS AG	4/19/2024	6,258
USD	33,422,106	GBP	26,417,797	BNP Paribas S.A.	4/19/2024	75,978
USD	351,959	GBP	276,442	State Street Bank Corp.	4/19/2024	3,017
						$1,518,315
Liability Derivatives
CAD	908,051	USD	670,707	HSBC Bank	4/19/2024	$(159)
EUR	8,446,774	USD	9,187,694	Citibank N.A.	4/19/2024	(69,096)
EUR	8,910,184	USD	9,658,524	Goldman Sachs International	4/19/2024	(39,658)
EUR	233,237	USD	254,227	HSBC Bank	4/19/2024	(2,440)
EUR	302,443	USD	329,665	Merrill Lynch International	4/19/2024	(3,166)
EUR	6,660,593	USD	7,259,411	Morgan Stanley Capital Services, Inc.	4/19/2024	(69,060)
EUR	1,793,793	USD	1,938,197	State Street Bank Corp.	4/19/2024	(1,733)
EUR	218,735	USD	238,076	UBS AG	4/19/2024	(1,943)
GBP	34,362	USD	43,599	JPMorgan Chase Bank N.A.	4/19/2024	(226)
GBP	3,209,971	USD	4,059,152	Morgan Stanley Capital Services, Inc.	4/19/2024	(7,334)
USD	49,710	CAD	67,319	State Street Bank Corp.	4/19/2024	(2)
USD	286,229	EUR	266,353	State Street Bank Corp.	4/19/2024	(1,309)
USD	74,145	GBP	58,794	Morgan Stanley Capital Services, Inc.	4/19/2024	(67)
						$(196,193)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$810,518,396	$—	$—	$810,518,396
United Kingdom	48,357,458	—	—	48,357,458
Germany	42,209,134	—	—	42,209,134
Portugal	40,969,665	—	—	40,969,665
Spain	35,609,362	—	—	35,609,362
Italy	23,930,526	—	—	23,930,526
Canada	11,887,583	—	—	11,887,583
France	10,241,618	—	—	10,241,618
Denmark	—	7,858,121	—	7,858,121
Other Countries	16,450,535	—	—	16,450,535
Mutual Funds	8,554,957	—	—	8,554,957
Total	$1,048,729,234	$7,858,121	$—	$1,056,587,355
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$1,518,315	$—	$1,518,315
Forward Foreign Currency Exchange Contracts – Liabilities	—	(196,193)	—	(196,193)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$14,004,367	$31,173,819	$36,623,358	$631	$(502)	$8,554,957
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$105,985	$—
4